SCHEDULE OF BALANCE SHEET CLASSIFICATION (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Right-of-use Assets
Finance lease, right-of-use asset, net (classified under property and equipment, net)	$ 833	$ 507
Operating lease, right-of-use asset, net	1,294	774
Total right-of-use asset	2,127	1,281
Finance lease liabilities	$ 2,529	$ 4,017
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities current	Lease liabilities current
Operating lease liabilities	$ 907	$ 564
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities current	Lease liabilities current
Lease liabilities current	$ 3,436	$ 4,581
Finance lease liabilities	$ 2,582	$ 4,460
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities non-current	Lease liabilities non-current
Operating lease liabilities	$ 401	$ 226
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities non-current	Lease liabilities non-current
Lease liabilities non-current	$ 2,983	$ 4,686
Total lease liabilities	$ 6,419	$ 9,267